UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET VARIABLE RATE

STRATEGIC FUND INC.

FORM N-Q

June 30, 2007

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 18.8%
Aerospace & Defense - 0.2%
$100,000	DRS Technologies Inc., Senior Subordinated Notes, 6.875% due 11/1/13	$97,500
50,000	Hawker Beechcraft Acquisition Co., Senior Subordinated Notes, 9.750% due 4/1/17 (a)	52,375
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	257,187
	Total Aerospace & Defense	407,062

Auto Components - 0.1%
100,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	87,500
65,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	64,838
	Total Auto Components	152,338

Automobiles - 0.9%
	Ford Motor Co.:
	Debentures:
60,000	8.875% due 1/15/22	53,100
50,000	6.625% due 10/1/28	37,625
790,000	Notes, 7.450% due 7/16/31	634,962
425,000	Senior Notes, 4.950% due 1/15/08 (c)	421,872
	General Motors Corp., Senior Debentures:
50,000	8.250% due 7/15/23	45,813
410,000	8.375% due 7/15/33	376,175

	Total Automobiles	1,569,547

Building Products - 0.1%
100,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	105,000
110,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.416% due 3/1/14	80,300
	Total Building Products	185,300

Capital Markets - 0.0%
40,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	40,800

Chemicals - 0.1%
45,000	Georgia Gulf Corp., Senior Subordinated Notes, 9.500% due 10/15/14	45,000
20,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	21,525
25,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	27,625
	Total Chemicals	94,150

Commercial Banks - 1.4%
770,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	821,975
800,000	HSBC Bank PLC, Series G, Medium-Term Notes, 8.190% due 7/20/12 (a)(b)	800,000
560,000	HSBK Europe BV, 7.250% due 5/3/17 (a)	549,646
250,000	TuranAlem Finance BV, Bond, 6.730% due 1/22/09 (a)(b)	249,387
	Total Commercial Banks	2,421,008

Commercial Services & Supplies - 0.3%
100,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	101,000
175,000	Allied Waste North America Inc., Senior Notes, Series B, 7.250% due 3/15/15	174,125
90,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	96,187
125,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	135,000
30,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	30,750

	Total Commercial Services & Supplies	537,062

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Consumer Finance - 4.6%
	Ford Motor Credit Co.:
	Notes:
$115,000	6.625% due 6/16/08	$114,948
3,000,000	6.930% due 1/15/10 (b)(c)	2,962,164
220,000	Senior Notes, 9.875% due 8/10/11	231,113
	General Motors Acceptance Corp.:
50,000	Bonds, 8.000% due 11/1/31	51,267
	Notes:
25,000	7.250% due 3/2/11	24,938
500,000	6.750% due 12/1/14	479,511
4,000,000	7.560% due 12/1/14 (b)(c)	4,046,068
	Total Consumer Finance	7,910,009

Containers & Packaging - 0.2%
35,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	35,569
190,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	198,313
165,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	166,031
	Total Containers & Packaging	399,913

Diversified Consumer Services - 0.1%
55,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	58,163
30,000	Service Corp. International, Senior Notes, 7.625% due 10/1/18	30,525
	Total Diversified Consumer Services	88,688

Diversified Financial Services - 1.0%
80,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	77,000
100,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	100,000
250,000	Chukchansi Economic Development Authority, Senior Notes, 8.859% due 11/15/12 (a)(b)	255,625
81,000	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	84,442
5,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	4,863
840,000	TNK-BP Finance SA, 6.875% due 7/18/11 (a)	851,340
29,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	30,522
20,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	20,323
195,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.000% due 10/1/15	159,900
125,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	124,375
	Total Diversified Financial Services	1,708,390

Diversified Telecommunication Services - 0.7%
130,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	128,050
45,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	40,275
135,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27	131,962
25,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	28,500
225,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	253,125
100,000	NTL Cable PLC, Senior Notes, 9.125% due 8/15/16	105,250
20,000	PAETEC Holding Corp., Senior Notes, 9.500% due 7/15/15 (a)	20,275
250,000	Qwest Corp., Notes, 8.610% due 6/15/13 (b)	272,500
15,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (a)(d)	14,888

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Diversified Telecommunication Services - 0.7% (continued)
$190,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	$201,875
	Total Diversified Telecommunication Services	1,196,700

Electric Utilities - 0.0%
10,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	11,350

Energy Equipment & Services - 0.3%
155,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	157,325
198,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	199,732
20,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	20,300
20,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	20,150
200,000	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	201,250
	Total Energy Equipment & Services	598,757

Food & Staples Retailing - 0.3%
490,068	CVS Corp., Pass-through Certificates, 6.117% due 1/10/13 (a)	494,884

Gas Utilities - 0.0%
45,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	43,650

Health Care Equipment & Supplies - 0.0%
15,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17 (a)	14,250

Health Care Providers & Services - 0.3%
80,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)	81,500
195,000	HCA Inc., Notes, 6.375% due 1/15/15	166,237
275,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	273,625
10,000	Universal Hospital Services Inc., Secured Notes, 8.500% due 6/1/15 (a)(d)	9,950
35,000	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)(d)	34,563
	Total Health Care Providers & Services	565,875

Hotels, Restaurants & Leisure - 1.0%
175,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.750% due 12/15/12	180,250
35,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	33,688
242,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	239,580
125,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	117,812
70,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	75,425
5,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	4,756
250,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	239,062
260,000	MGM MIRAGE Inc., Senior Notes, 7.625% due 1/15/17	248,625
200,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	195,500
200,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	207,000
25,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	24,469
	Snoqualmie Entertainment Authority, Senior Secured Notes:
10,000	9.150% due 2/1/14 (a)(b)	10,150
5,000	9.125% due 2/1/15 (a)	5,150
	Station Casinos Inc.:
155,000	Senior Notes, 7.750% due 8/15/16	154,225
15,000	Senior Subordinated Notes, 6.875% due 3/1/16	13,313
	Total Hotels, Restaurants & Leisure	1,749,005

Household Durables - 0.1%
45,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	46,688

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Household Durables - 0.1% (continued)
$220,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.979% due 9/1/12	$202,400
5,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	5,150
	Total Household Durables	254,238

Household Products - 0.0%
55,000	Nutro Products Inc., Senior Subordinated Notes, 10.750% due 4/15/14 (a)	64,187

Independent Power Producers & Energy Traders - 0.7%
40,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	40,003
	AES Corp., Senior Notes:
375,000	9.375% due 9/15/10	400,781
25,000	8.875% due 2/15/11	26,469
60,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (a)	56,100
	Edison Mission Energy, Senior Notes:
80,000	7.750% due 6/15/16	80,000
30,000	7.200% due 5/15/19 (a)	28,350
30,000	7.625% due 5/15/27 (a)	28,500
130,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	133,575
	NRG Energy Inc., Senior Notes:
75,000	7.250% due 2/1/14	75,375
310,000	7.375% due 2/1/16	311,550
	Total Independent Power Producers & Energy Traders	1,180,703

Insurance - 0.2%
300,000	Merna Reinsurance Ltd., Subordinated Notes, Series B, 7.110% due 7/1/12 (a)(b)	300,281

Internet & Catalog Retail - 0.1%
175,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	174,125

IT Services - 0.1%
	SunGard Data Systems Inc.:
50,000	Senior Notes, 9.125% due 8/15/13	51,438
175,000	Senior Subordinated Notes, 10.250% due 8/15/15	185,937
	Total IT Services	237,375

Leisure Equipment & Products - 0.0%
25,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	23,375

Media - 1.8%
120,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	128,700
55,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	61,050
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
20,000	Senior Accreting Notes, 12.125% due 1/15/15	20,300
60,000	Senior Notes, 11.750% due 5/15/14	59,250
497,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	521,229
10,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	10,250
	Charter Communications Operating LLC:
1,000,000	First Lien, 1.000% due 3/5/14	992,500
225,000	Second Lien Senior Notes, 8.375% due 4/30/14 (a)	230,062
30,000	CMP Susquehanna Corp., Senior Subordinated Notes, 10.125% due 5/15/14 (a)	30,150
	CSC Holdings Inc.:
75,000	Senior Debentures, Series B, 8.125% due 8/15/09	76,688
250,000	Senior Notes, Series B, 8.125% due 7/15/09	255,625
375,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	359,062
105,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	106,575
55,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	56,788

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Media - 1.8% (continued)
$50,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	$51,000
80,000	R.H. Donnelley Corp., Senior Discount Notes, Series A-1, 6.875% due 1/15/13	76,200
40,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)	39,758
	Total Media	3,075,187

Metals & Mining - 0.5%
250,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	267,500
150,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	164,250
20,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)(d)	19,600
25,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	25,781
95,000	Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15 (a)	93,575
25,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	25,750
	Vale Overseas Ltd., Notes:
128,000	6.250% due 1/23/17	127,593
201,000	6.875% due 11/21/36	202,545
	Total Metals & Mining	926,594

Multiline Retail - 0.1%
30,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15 (a)	29,100
	Neiman Marcus Group Inc.:
10,000	Senior Notes, 9.000% due 10/15/15 (d)	10,750
40,000	Senior Subordinated Notes, 10.375% due 10/15/15	44,200
	Total Multiline Retail	84,050

Office Electronics - 0.1%
120,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	123,309

Oil, Gas & Consumable Fuels - 1.8%
170,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	175,100
70,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15	67,112
210,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	211,050
	El Paso Corp., Medium-Term Notes:
375,000	7.375% due 12/15/12	387,676
300,000	7.750% due 1/15/32	303,693
80,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66	85,517
60,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	60,000
	Gazprom, Loan Participation Notes:
510,000	6.212% due 11/22/16 (a)	498,015
210,000	6.510% due 3/7/22 (a)	207,795
30,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	31,163
55,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	56,100
75,000	Peabody Energy Corp., Series B, 6.875% due 3/15/13	75,000
90,000	Pogo Producing Co., Senior Notes, 6.625% due 3/15/15	89,550
45,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	45,450
200,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	201,000
20,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	19,850
500,000	Williams Cos. Inc., Notes, 8.750% due 3/15/32	581,250
	Total Oil, Gas & Consumable Fuels	3,095,321

Paper & Forest Products - 0.2%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
35,000	6.000% due 6/20/13	29,138
15,000	8.375% due 4/1/15	13,200
	Appleton Papers Inc.:

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Paper & Forest Products - 0.2% (continued)
$100,000	Senior Notes, 8.125% due 6/15/11	$103,500
125,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	131,875
20,000	NewPage Corp., Senior Secured Notes, 11.606% due 5/1/12 (b)	21,900
	Verso Paper Holdings LLC:
20,000	Senior Secured Notes, 9.125% due 8/1/14 (a)	20,750
10,000	Senior Subordinated Notes, 11.375% due 8/1/16 (a)	10,725
	Total Paper & Forest Products	331,088

Pharmaceuticals - 0.1%
145,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	137,750

Real Estate Investment Trusts (REITs) - 0.3%
5,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	5,062
425,000	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	409,392
10,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	9,150
30,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.750% due 4/1/17	29,775
	Total Real Estate Investment Trusts (REITs)	453,379

Real Estate Management & Development - 0.0%
15,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	13,950
60,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	54,900
	Total Real Estate Management & Development	68,850

Road & Rail - 0.3%
140,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	150,500
360,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	399,600
	Total Road & Rail	550,100

Software - 0.0%
30,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	29,625

Specialty Retail - 0.0%
80,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	74,400

Textiles, Apparel & Luxury Goods - 0.1%
50,000	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	53,750
25,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	25,938
100,000	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	100,000
50,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	42,250
	Total Textiles, Apparel & Luxury Goods	221,938

Tobacco - 0.0%
10,000	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	11,025

Trading Companies & Distributors - 0.1%
50,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	52,625
35,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	36,925
5,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	5,075
	Total Trading Companies & Distributors	94,625

Transportation Infrastructure - 0.0%
50,000	Saint Acquisition Corp., Secured Notes, 12.500% due 5/15/17 (a)	47,500

Wireless Telecommunication Services - 0.6%
10,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	10,375
	Rural Cellular Corp.:
100,000	Senior Notes, 9.875% due 2/1/10	105,000
40,000	Senior Secured Notes, 8.250% due 3/15/12	41,100

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Wireless Telecommunication Services - 0.6% (continued)
$20,000	Senior Subordinated Notes, 8.360% due 6/1/13 (a)(b)	$20,000
410,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	436,650
380,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	397,575
	Total Wireless Telecommunication Services	1,010,700
	TOTAL CORPORATE BONDS & NOTES (Cost - $32,397,094)	32,758,463

ASSET-BACKED SECURITIES - 17.4%
Home Equity - 17.4%
621,206	Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A1, 5.390% due 6/25/36 (b)	621,641
810,000	Fremont Home Loan Trust, Series 2004-D, Class M5, 6.320% due 11/25/34 (b)	810,046
2,000,000	GMAC Mortgage Corp. Loan Trust, Series 2006-HE4, Class A1, 5.390% due 12/25/36 (b)(c)	2,000,092
1,663,112	Greenpoint Home Equity Loan Trust, Series 2004-4, Class A, 5.600% due 8/15/30 (b)(c)	1,664,143
410,000	GSAMP Trust, Series 2004-OPT, Class B1, 6.920% due 11/25/34 (b)	401,861
1,174,618	Home Equity Mortgage Trust, Series 2006-2, Class 2A1, 5.480% due 7/25/36 (b)	1,174,966
1,329,625	JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class A2, 5.580% due 7/25/35 (b)(c)	1,332,684
3,431,782	Lehman XS Trust, Series 2005-1, Class 2A2, 4.660% due 7/25/35 (b)(c)	3,433,236
799,196	MASTR Second Lien Trust, Series 2005-1, Class-A, 5.590% due 9/25/35 (b)	799,834
3,055	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (a)	2,840
	Morgan Stanley ABS Capital I, Series 2007-NC2:
1,100,000	Class M1, 5.690% due 2/25/37 (b)	1,105,695
1,000,000	Class M2, 5.740% due 2/25/37 (b)	1,004,643
800,000	Class M3, 5.870% due 2/25/37 (b)	806,521
500,000	Class M4, 6.320% due 2/25/37 (b)	508,197
700,000	Class M5, 6.520% due 2/25/37 (b)	717,258
1,424,795	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A1, 5.440% due 10/25/36 (b)(c)	1,425,767
1,080,158	Novastar Home Equity Loan, Series 2004-03, Class A1B, 5.945% due 12/25/34 (b)(c)	1,081,359
	RAAC:
905,044	Series 2006-RP2, Class A, 5.570% due 2/25/37 (a)(b)	905,516
1,655,418	Series 2006-RP4, Class A, 5.610% due 1/25/46 (a)(b)(c)	1,655,498
1,200,000	Series 2007-RP3, Class M1, 6.120% due 10/25/46 (a)(b)(c)	1,199,832
260,326	Renaissance Home Equity Loan Trust, Series 2003-2, Class A, 5.760% due 8/25/33 (b)	261,151
300,000	Renaissance Net Interest Margin Trust, Series 2007-2, Class N, 8.353% due 6/25/37 (a)	300,000
0	Residential Asset Mortgage Products Inc., Series 2004-RS6, Class A2B2, 5.620% due 6/25/34 (b)	0
	SACO I Trust:
849,841	Series 2005-WM3, Class A3, 5.670% due 9/25/35 (b)	850,567
1,500,000	Series 2006-03, Class A3, 5.550% due 4/25/36 (b)(c)	1,501,309
1,478,631	Series 2006-04, Class A1, 5.490% due 3/25/36 (b)(c)	1,479,550
107,070	Sail Net Interest Margin Notes, Series 2004-2A, Class A, 5.500% due 3/27/34 (a)	21,100
	Structured Asset Investment Loan Trust:
810,000	Series 2004-9, Class M4, 6.620% due 10/25/34 (b)	814,255
475,675	Series 2005-1, Class A4, 5.550% due 2/25/35 (a)(b)	476,081

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
Home Equity - 17.4% (continued)
$1,392,686	Structured Asset Securities Corp., Series 2005-SC1, Class 1A1, 5.590% due 5/25/31 (a)(b)	$1,396,490
500,000	Washington Mutual Asset-Backed Certificates, Series 2007-HE3, Class M5, 6.370% due 5/25/47 (b)	500,688
	TOTAL ASSET-BACKED SECURITIES (Cost - $30,267,269)	30,252,820

COLLATERALIZED MORTGAGE OBLIGATIONS - 27.1%
	American Home Mortgage Investment Trust, Series 2005-4:
699,941	Class 5A, 5.350% due 11/25/45 (b)	693,924
410,000	Class M3, 6.120% due 11/25/45 (b)	408,141
	Banc of America Funding Corp.:
1,268,954	Series 2003-1, Class A1, 6.000% due 5/20/33	1,248,136
1,176,470	Series 2005-E, Class 8A1, 5.729% due 6/20/35 (b)	1,182,625
1,375,180	Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1, 5.550% due 7/20/35 (b)(c)	1,375,415
1,892,675	Countrywide Home Loans, Series 2005-HYB9, Class 3A1A, 5.310% due 2/20/36 (b)(c)	1,875,918
	Downey Savings & Loan Association Mortgage Loan Trust:
1,545,438	Series 2005-AR5, Class 2A1A, 5.650% due 8/19/45 (b)(c)	1,553,886
	Series 2006-AR1:
737,205	Class 1A1A, 5.942% due 3/19/46 (b)	737,205
737,205	Class 1A1B, 5.942% due 3/19/47 (b)	737,205
	Federal Home Loan Mortgage Corp. (FHLMC):
5,890,427	Series 2638, Class DI, PAC, IO, 5.000% due 5/15/23 (e)	972,148
6,326,856	Series 2639, Class UI, PAC-1 IO, 5.000% due 3/15/22 (e)	1,070,382
11,202,398	Series 2645, Class IW, PAC IO, 5.000% due 7/15/26 (e)	845,024
6,942,964	Series 2684, Class PI, PAC, IO, 5.000% due 5/15/23 (e)	148,525
6,746,184	Series 2777, Class PI, PAC, IO, 5.000% due 5/15/24 (e)	302,580
5,507,940	Series 2839, Class TX, PAC, IO, 5.000% due 1/15/19 (e)	623,737
7,543,000	Series 2866, Class IC, PAC, IO, 5.000% due 1/15/24 (e)	495,042
862,330	Series 2927, Class 0Q, PAC-1, IO, 5.000% due 8/15/19	14,773
	Federal National Mortgage Association (FNMA):
5,200,283	Series 339, Class 30, IO, 5.500% due 7/1/18 (b)(e)	884,393
14,033,818	Strip, Series 337, Class 2, IO, 5.000% due 6/1/33 (e)	3,539,447
36,194	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, 5.720% due 12/25/32 (b)	36,246
566,674	Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A, 5.670% due 1/19/35 (b)	568,745
	Indymac Index Mortgage Loan Trust:
1,700,389	Series 2004-AR07, Class A2, 5.750% due 9/25/34 (b)(c)	1,707,607
357,889	Series 2004-AR08, Class 2A2A, 5.720% due 11/25/34 (b)	360,984
383,178	Series 2004-AR12, Class A1, 5.710% due 12/25/34 (b)	385,261
1,299,731	Series 2005-AR21, Class 4A1, 5.403% due 10/25/35 (b)	1,287,865
803,731	Lehman XS Trust, Series 2005-5N, Class 3A1A, 5.620% due 11/25/35 (b)	805,822
390,630	Long Beach Mortgage Loan Trust, Series 2001-03, Class M1, 6.145% due 9/25/31 (b)	391,043
1,566,949	Luminent Mortgage Trust, 5.520% due 2/25/46 (b)(c)	1,568,822
1,791,562	Morgan Stanley Mortgage Loan Trust, Series 2006-6AR, Class 2A, 5.631% due 5/25/36 (b)(c)	1,784,828
1,391,176	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 5.690% due 7/25/34 (b)(c)	1,396,961
	Structured Asset Mortgage Investments Inc.:
1,620,773	Series 2006-AR2, Class A1, 5.550% due 2/25/36 (b)(c)	1,625,693
844,229	Series 2006-AR3, Class 11A1, 5.530% due 4/25/36 (b)	845,540
	Structured Asset Securities Corp.:
526,584	Series 1998-2, Class M1, 6.420% due 2/25/28 (b)	527,253

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 27.1% (continued)
$187,112	Series 1998-3, Class M1, 6.320% due 3/25/28 (b)	$187,336
512,481	Series 1998-8, Class M1, 6.260% due 8/25/28 (b)	513,073
7,568,242	Series 2005-RF3, Class 2A, 6.324% due 6/25/35 (a)(b)(c)	7,610,814
	Thornburg Mortgage Securities Trust:
2,364,210	Series 2005-03, Class A4, 5.590% due 10/25/35 (b)(c)	2,364,165
1,891,203	Series 2006-01, Class A3, 5.490% due 1/25/36 (b)(c)	1,890,748
1,145,048	Washington Mutual Inc., Series 2005-AR8, Class 2AB3, 5.680% due 7/25/45 (b)	1,149,133
1,413,598	Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 1A1,
	4.607% due 1/25/35 (b)(c)	1,390,858
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $45,231,039)	47,107,303

LOAN PARTICIPATIONS - 5.3%
Aerospace/Defense - 0.6%
1,000,000	Transdigm Inc. Term B, 7.348% due 6/23/13 (Lehman Brothers) (a)(b)(f)	1,006,250

Auto Parts & Equipment - 0.5%
995,000	Keystone Auto Industry Inc., Term Loan B, 8.820% due 10/30/09 (Lehman Brothers) (a)(b)(f)	968,259

Commercial Services - 0.6%
1,000,000	Penhall International Corp., Term Loan, 12.824% due 4/1/12 (Deutsche Bank) (a)(b)(f)	1,022,500

Energy - 2.0%
47,569	Ashmore Energy International, Synthetic Revolving Department, 1.000% due 3/30/14 (Credit Suisse) (a)(b)(f)	47,956
362,431	Ashmore Energy Term Loan, 1.000% due 3/30/14 (Credit Suisse) (a)(b)(f)	365,376
985,000	Key Energy Services Inc., Term Loans, Tranche B, 7.850% due 7/29/12 (Lehman Brothers) (a)(b)(f)	990,233
1,000,000	Sandridge Energy, Term Loan, 8.975% due 4/1/14 (Bank of America) (a)(b)(f)	1,025,000
	Targa Resources Inc., Term Loans:
792,339	7.350% - 7.610% due 10/28/12 (C.S. First Boston Corp.) (a)(b)(f)	796,919
193,548	Tranche A, 7.225% due 10/28/12 (C.S. First Boston Corp.) (a)(b)(f)	194,667
	Total Energy	3,420,151

Entertainment - 0.4%
750,000	BLB Worldwide Holdings Inc., Term Loan, 9.630% due 8/15/12 (Merrill Lynch) (b)(f)	754,219

Forest Products & Paper - 0.6%
	Bluegrass Container Co. LLC:
757,576	Second Lien, Tranche, 10.320% due 12/30/13 (JPMorgan Chase & Co.) (a)(b)(f)	772,348
242,424	Term Loans, 10.320% due 12/30/13 (JPMorgan Chase & Co.) (a)(b)(f)	247,152

	Total Forest Products & Paper	1,019,500

Media - 0.6%
987,406	DIRECTV Holdings LLC, Term Loans, 6.820% due 12/27/15 (Bank of America) (a)(b)(f)	988,584
	TOTAL LOAN PARTICIPATIONS (Cost - $9,104,554)	9,179,463

MORTGAGE-BACKED SECURITIES - 14.5%
FHLMC - 0.4%
658,811	Federal Home Loan Mortgage Corp. (FHLMC), Gold, 7.000% due 6/1/17	679,171

FNMA - 14.1%
	Federal National Mortgage Association (FNMA):

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT†		SECURITY	VALUE
FNMA - 14.1% (continued)
3,102,047		5.500% due 1/1/14-4/1/35 (c)	$3,008,823
1,491,386		7.000% due 3/15/15-6/1/32	1,552,890
4,481,449		6.000% due 5/1/33 (c)	4,455,873
8,200,000		5.000% due 7/12/37-8/14/37 (g)(h)	7,671,590
8,000,000		6.000% due 7/12/37 (g)(h)	7,913,752
		Total FNMA	24,602,928
		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $25,636,482)	25,282,099

SOVEREIGN BONDS - 5.6%
Argentina - 0.5%
		Republic of Argentina:
354,227	ARS	Bonds, 2.000% due 1/3/10	245,400
657,000		Bonds, Series VII, 7.000% due 9/12/13	611,850
		GDP Linked Securities:
270,000		0.625% due 12/15/35 (b)	39,825
50,385	ARS	0.649% due 12/15/35 (b)	1,983
275,000	EUR	0.662% due 12/15/35 (b)	51,678
		Total Argentina	950,736

Brazil - 1.1%
		Federative Republic of Brazil:
360,000		11.000% due 8/17/40	472,500
		Collective Action Securities:
675,000		8.750% due 2/4/25	838,687
540,000		Notes, 8.000% due 1/15/18	594,135
		Total Brazil	1,905,322

Colombia - 0.6%
		Republic of Colombia:
2,000		11.750% due 2/25/20	2,955
921,000		7.375% due 9/18/37	1,026,915
		Total Colombia	1,029,870

Ecuador - 0.2%
325,000		Republic of Ecuador, 10.000% due 8/15/30 (a)	268,125

El Salvador - 0.1%
		Republic of El Salvador:
132,000		7.750% due 1/24/23 (a)	149,820
59,000		8.250% due 4/10/32 (a)	71,980
		Total El Salvador	221,800

Mexico - 0.9%
1,478,000		United Mexican States, Medium-Term Notes, Series A, 6.750% due 9/27/34 (c)	1,579,612

Panama - 0.6%
		Republic of Panama:
521,000		9.375% due 4/1/29	690,325
260,000		6.700% due 1/26/36	267,150
		Total Panama	957,475

Peru - 0.2%
		Republic of Peru:
185,000		8.750% due 11/21/33	240,037

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2007

FACE AMOUNT†	SECURITY	VALUE
Peru - 0.2% (continued)
139,000	Bonds, 6.550% due 3/14/37	$140,216
25,000	Global Bonds, 7.350% due 7/21/25	27,938
	Total Peru	408,191

Russia - 0.9%
	Russian Federation:
133,336	8.250% due 3/31/10 (a)	138,503
765,000	12.750% due 6/24/28 (a)(c)	1,350,225
	Total Russia	1,488,728

Venezuela - 0.5%
	Bolivarian Republic of Venezuela:
24,000	8.500% due 10/8/14	24,480
232,000	5.750% due 2/26/16	196,620
	Collective Action Securities:
105,000	9.375% due 1/13/34	110,513
500,000	Notes, 10.750% due 9/19/13	560,000

	Total Venezuela	891,613
	TOTAL SOVEREIGN BONDS (Cost - $9,372,875)	9,701,472

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.2%
	U.S. Treasury Notes, Inflation Indexed:
1,330,186	2.500% due 7/15/16	1,315,742
2,469,479	2.375% due 1/15/17 (c)	2,411,794
	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $3,736,805)	3,727,536

SHARES
PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
100	Ford Motor Co., Series F, 7.550%	1,824

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
600	Preferred Plus, Series FRD-1, 7.440%	10,920
1,700	Saturns, Series F 2003-5, 8.125%	34,850

	TOTAL FINANCIALS	45,770
	TOTAL PREFERRED STOCKS (Cost - $42,106)	47,594
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $155,788,224)	158,056,750

FACE AMOUNT
SHORT-TERM INVESTMENTS - 9.1%
U.S. Government Agency - 0.4%
$810,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (Cost - $780,804) (i)(j)	780,892

Repurchase Agreement - 8.7%
15,064,000	Morgan Stanley repurchase agreement dated 6/29/07, 5.300% due 7/2/07; Proceeds at maturity - $15,070,653; (Fully collateralized by U.S. government agency obligation, 0.000% due 1/15/21; Market value - $15,365,906) (Cost - $15,064,000) (c)	15,064,000

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of Investments (unaudited) (continued)	June 30, 2007

TOTAL SHORT-TERM INVESTMENTS (Cost - $15,844,804)	15,844,892
TOTAL INVESTMENTS - 100.0% (Cost - $171,633,028#)	$173,901,642

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(c)	All or a portion of this security is segregated for open futures contracts, swap contracts, and mortgage dollar rolls.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(e)	Illiquid security.

(f)	Participation interest was acquired through the financial institution indicated parenthetically.

(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(h)	All or a portion of this security was acquired under a mortgage dollar roll agreement.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
EUR	— Euro
GDP	— Gross Domestic Product
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
OJSC	— Open Joint Stock Company
PAC	— Planned Amortization Class
STRIP	— Separate Trading of Registered Interest and Principal

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to maintain a high level of current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Swap Contracts. Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Notes to Schedule of Investments (unaudited) (continued)

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Other Risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values are interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle at a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is typically compensated in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(k) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that

Notes to Schedule of Investments (unaudited) (continued)

have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,467,077
Gross unrealized depreciation	(1,198,463)

Net unrealized appreciation	$2,268,614

At June 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Libor Futures	31	9/07	$7,325,410	$7,294,600	$(30,810)
U.S. Treasury 2 Year Notes	44	9/07	8,981,720	8,966,375	(15,345)
U.S. Treasury 5 Year Notes	86	9/07	8,914,235	8,950,719	36,484
U.S. Treasury 10 Year Notes	169	9/07	17,833,243	17,863,828	30,585

Net Unrealized Gain on Open Futures Contracts					$20,914

At June 30, 2007, the Fund held the following interest rate swap contracts:

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	1/7/05
Notional Amount:	$10,000,000
Payments Made by Fund:	Fixed Rate 4.665%
Payments Received by Fund:	Floating Rate (6-month LIBOR)
Termination Date:	1/7/15
Unrealized Appreciation	$565,665

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	12/7/04
Notional Amount:	$18,000,000
Payments Made by Fund:	Fixed Rate 4.655%
Payments Received by Fund:	Floating Rate (6-month LIBOR)
Termination Date:	12/7/14
Unrealized Appreciation	$1,017,144

At June 30, 2007, the Fund had total net unrealized appreciation of $1,582,809 from swap contracts.

At June 30, 2007, the Fund held loan participations with a total cost of $9,104,554 and a total market value of $9,179,463.

At June 30, 2007, the Fund held TBA securities with total cost of $15,631,891.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 24, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: August 24, 2007